Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Components of Lease Expense
The components of lease expense were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31,	Six Months Ended December 31,	Six Months Ended June 30,	Year Ended December 31,
	2022	2021	2021	2020
Operating lease cost	$25	$14	$16	$40
Finance lease cost:
Amortization of leased assets	25	12	13	21
Interest of lease liabilities	3	2	2	4
Variable and short-term lease cost	6	3	3	6
Sublease income	(8)	(3)	(4)	(6)

Total lease cost	$51	$28	$30	$65

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows (in millions, except lease term and discount rate):

	Successor
	December 31, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	$86	$120
Current operating lease liabilities	34	44
Noncurrent operating lease liabilities	103	139

Total operating lease liabilities	$137	$183

Finance Leases
Fixed assets, net	$46	$62
Current finance lease liabilities	25	27
Noncurrent finance lease liabilities	18	34

Total finance lease liabilities	$43	$61

Weighted Average Remaining Lease Term (in years)
Operating leases	6.5	5.8
Finance leases	2.0	2.7
Weighted Average Discount Rate
Operating leases	4.6%	4.3%
Finance leases	4.3%	4.4%

Schedule of Supplemental cash Flow and Other Information Related to Leases
Supplemental cash flow and other information related to leases was as follows (in millions):

	Successor		Predecessor
	Year Ended December 31,	Six Months Ended December 31,	Six Months Ended June 30,	Year Ended December 31,
	2022	2021	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$48	$27	$22	$42
Operating cash flows from finance leases	2	2	2	4
Financing cash flows from finance leases	30	14	17	24
Right-of use assets obtained in exchange for lease obligations
Operating leases	$11	$2	$10	$26
Finance leases	9	2	2	62

Summary of Future Lease Payments for Lease Obligations
Future lease payments for lease obligations with initial terms in excess of one year as of December 31, 2022 are as follows (in millions):

	Finance Leases	Operating Leases
2023	$21	$37
2024	18	33
2025	5	19
2026	—	17
2027	—	15
Thereafter	—	28

Total lease payments	44	149
Less: amount representing interest	(1)	(19)

Total lease obligations, net	43	130
Less: current portion of lease obligations, net	(25)	(34)

Total long-term portion of lease obligations, net	$18	$96